Long-Term Bank Loans (Details) - Schedule of Long-Term Bank Loans - USD ($)		Mar. 31, 2024	Sep. 30, 2023
LRC Bank [Member]
Long-term bank loans:
LRC Bank	[1]	$ 2,077,476

[1]	On November 23, 2023, a subsidiary of the Company, Jiangxi Universe, signed a loan agreement with LRC Bank to borrow RMB15 million (equivalent to $2,077,476) as working capital for two years, with the maturity date on November 14, 2025. The fixed interest rate of the loan was 3.95% per annum. The Company pledged buildings of Jiangxi Universe as collateral to guarantee this loan.